SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2014
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

15) SHAREHOLDERS' EQUITY

a) Share Capital

	2014		2013		2012

Authorized unlimited number of common shares Issued: (thousands)	Shares	Amount	Shares	Amount	Shares	Amount

Balance, beginning of year	202,758	$3,061,839	198,684	$2,997,682	181,159	$2,622,003
Issued for cash:
Public offerings	–	–	–	–	14,709	330,618
Dividend Reinvestment Plan	–	–	–	–	955	19,150
Stock Option Plan	1,944	31,350	1,042	14,838	68	1,180
Non-cash:
Stock Dividend Plan	1,030	21,835	3,032	46,211	1,793	23,612
Stock Option Plan	–	4,978	–	3,108	–	1,119

Balance, end of year	205,732	$3,120,002	202,758	$3,061,839	198,684	$2,997,682

The Company is authorized to issue an unlimited number of common shares without par value.

b) Dividends

($ thousands)	2014	2013	2012

Cash dividends(1)	$199,263	$170,653	$277,948
Stock dividends	21,835	46,211	23,612

Dividends to shareholders	$221,098	$216,864	$301,560

(1)	Includes DRIP of $19.2 million in 2012. The DRIP was discontinued in 2012 and has no impact on 2014 or 2013 cash dividends.

For the year ended December 31, 2014 Enerplus paid dividends of $1.08 per common share totaling $221.1 million (December 31, 2013 – $1.08 per share and $216.9 million, December 31, 2012 – $1.54 per share and $301.6 million).

c) Share-Based Compensation

The following table summarizes Enerplus' share-based compensation expense, which is included in General and Administrative expense on the Consolidated Statements of Income/(Loss):

($ thousands)	2014	2013	2012

Cash:
Long-term incentive plans (recovery)/expense	$(1,220)	$23,262	$5,618
Non-Cash:
Long-term incentive plans expense	9,349	–	–
Stock Option Plan expense	4,137	9,213	10,297
Equity swap (gain)/loss	9,282	(5,450)	(412)

Share-based compensation expense	$21,548	$27,025	$15,503

(i) Long-term Incentive ("LTI") Plans

In 2014, the Performance Share Unit and Restricted Share Unit plans were amended such that grants under the plans are settled through the issuance of treasury shares. The amendment was effective beginning with our grant in March of 2014 and any prior grants will continue to be settled in cash.

The following table summarizes the Performance Share Unit ("PSU"), Restricted Share Unit ("RSU") and Director Share Unit ("DSU") activity for the twelve months ended December 31, 2014:

	Cash-settled LTI Plans			Equity-settled LTI Plans
For the year ended December 31, 2014 (thousands of units)	PSU	RSU	DSU	PSU	RSU	Total

Balance, beginning of year	650	821	99	–	–	1,570
Granted	–	8	47	560	849	1,464
Vested	(224)	(376)	(24)	–	–	(624)
Forfeited	(20)	(55)	–	(50)	(74)	(199)

Balance, end of year	406	398	122	510	775	2,211

Cash-settled LTI Plans

For the year ended December 31, 2014 the Company recorded a recovery for cash share-based compensation expense of $1.2 million (2013 – charges of $23.3 million, 2012 – charges of $5.6 million). For the year ended December 31, 2014, the Company made cash payments of $14.1 million related to its cash-settled plans (2013 – $11.1 million, 2012 – $14.0 million).

The following table summarizes the cumulative share-based compensation expense recognized to-date, which has been recorded to Accounts Payable on the Consolidated Balance Sheets. Unrecognized amounts will be recorded to cash share-based compensation expense over the remaining vesting terms.

At December 31, 2014 ($ thousands, except for years)	PSU(1)	RSU	DSU	Total

Cumulative recognized share-based compensation expense	$8,051	$5,098	$1,953	$15,102
Unrecognized share-based compensation expense	2,698	987	–	3,685

Intrinsic value	$10,749	$6,085	$1,953	$18,787

Weighted-average remaining contractual term (years)	0.8	0.5	–

(1)	Includes estimated performance multipliers.

Equity-settled LTI Plans

For the year ended December 31, 2014 the Company recorded non-cash share-based compensation expense of $9.3 million. No non-cash amounts were recognized for the twelve months ended December 31, 2013 or December 31, 2012 with respect to equity-settled grants, as the ability to treasury settle was only effective as of March 2014.

The following table summarizes the cumulative share-based compensation expense recognized to-date which is recorded to Paid-in Capital on the Consolidated Balance Sheets. Unrecognized amounts will be recorded to non-cash share-based compensation expense over the remaining vesting terms.

At December 31, 2014 ($ thousands, except for years)	PSU(1)	RSU	Total

Cumulative recognized share-based compensation expense	$2,239	$6,963	$9,202
Unrecognized share-based compensation expense	5,273	6,350	11,623

Fair value	$7,512	$13,313	$20,825

Weighted-average remaining contractual term (years)	2.0	1.5

(1)	Includes estimated performance multipliers.

(ii) Stock Option Plan

The Company uses the Black-Scholes option pricing model to estimate the fair value of options granted under the Stock Option Plan. The Company did not grant any stock options for the year ended December 31, 2014. The following assumptions were used to arrive at the estimates of fair value during each of the respective reporting years:

Weighted average for the year	December 31, 2014(2)	December 31, 2013	December 31, 2012

Dividend yield(1)	N/A	8.0%	8.2%
Volatility(1)	N/A	27.80%	28.35%
Risk-free interest rate	N/A	1.51%	1.35%
Forfeiture rate	N/A	10.0%	10.0%
Expected life	N/A	4.5 years	4.5 years

(1)	Reflects the expected dividend yield and volatility of Enerplus shares over the expected life of the option.
(2)	The Company suspended stock option grants in 2014.

The following table summarizes the stock option plan activity for the year ended December 31, 2014:

Year ended December 31, 2014	Number of Options (thousands)	Weighted Average Exercise Price

Options outstanding, beginning of year	13,414	$18.65
Granted	–	–
Exercised	(1,944)	16.12
Forfeited	(641)	19.60
Expired	(461)	27.84

Options outstanding, end of year	10,368	$18.65

Options exercisable, end of year	5,748	$20.99

At December 31, 2014, 5,748,000 options were exercisable at a weighted average reduced exercise price of $20.99 with a weighted average remaining contractual term of 3.94 years, giving an aggregate intrinsic value of nil (December 31, 2013 – $5.2 million, December 31, 2012 – nil). The intrinsic value of options exercised during the year ended December 31, 2014 was $13.4 million (December 31, 2013 – $2.7 million, December 31, 2012 – $0.3 million).

At December 31, 2014 the total share-based compensation expense related to non-vested options not yet recognized was $1.1 million. The expense is expected to be recognized in net income over a weighted-average period of 0.8 years.

d) Paid-in Capital

The following tables summarize the Paid-in Capital activity for the year and the ending balances as at December 31:

($ thousands)	2014	2013	2012

Balance, beginning of year	$38,398	$32,293	$23,115
Stock Option Plan – exercised	(4,978)	(3,108)	(1,119)
Stock Option Plan – expensed	13,486	9,213	10,297

Balance, end of year	$46,906	$38,398	$32,293

e) Basic and Diluted Net Income/(Loss) Per Share

Net income/(loss) per share has been determined as follows:

(thousands, except per share amounts)	2014	2013	2012

Net income/(loss)	$299,076	$47,976	$(270,697)
Weighted average shares outstanding – Basic	204,510	200,567	195,633
Dilutive impact of share-based compensation(1)	2,914	837	–

Weighted average shares outstanding – Diluted	207,424	201,404	195,633

Net income/(loss) per share
Basic	1.46	0.24	(1.38)
Diluted	1.44	0.24	(1.38)

(1)	For the year ended December 31, 2012 the impact of share-based compensation was anti-dilutive as a conversion to shares would not increase the loss per share.